Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Financial Highlights [Abstract]
Financial Summary

	Class A			Class B
	2012	2011	2010	2012	2011	2010
Per share operating performance:
Net asset value of Trading units, beginning of period	$91.32	$100.64	$102.84	$96.98	$104.75	$104.91
Total Trading income (loss):
Trading gain (loss)	(7.26)	(0.27)	6.32	(7.78)	(0.28)	6.81
Investment income	0.39	0.20	0.16	0.42	0.22	0.17
Expenses	(7.53)	(9.25)	(8.68)	(6.28)	(7.71)	(7.14)
Trading income (loss)	(14.40)	(9.32)	(2.20)	(13.64)	(7.77)	(0.16)
Net asset value of Trading units, end of period	$76.92	$91.32	$100.64	$83.34	$96.98	$104.75

Total return:
Total return before incentive fees	(15.66)%	(8.88)%	(1.63)%	(13.95)%	(7.08)%	0.49%
Less incentive fee allocations	(0.11)%	(0.38)%	(0.51)%	(0.11)%	(0.34)%	(0.64)%
Total return	(15.77)%	(9.26)%	(2.14)%	(14.06)%	(7.42)%	(0.15)%

Ratios to average net assets:
Trading income (loss)	(17.28)%	(10.32)%	(2.10)%	(15.40)%	(7.94)%	1.01%
Expenses:
Expenses, less incentive fees	(9.15)%	(9.30)%	(8.10)%	(7.19)%	(7.34)%	(6.19)%
Incentive fees	(0.11)%	(0.38)%	(0.51)%	(0.11)%	(0.34)%	(0.64)%
Total expenses	(9.26)%	(9.68)%	(8.61)%	(7.30)%	(7.68)%	(6.83)%